Stock-based Compensation - Schedule of Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Number of Options
Beginning balance (in shares)			49,486,556
Granted (in shares)	0	0	0	0
Exercised (in shares)			2,065,434
Expired and forfeited (in shares)			454,619
Ending balance (in shares)	46,966,503		46,966,503		49,486,556
Weighted average exercise price (USD)
Beginning balance (in CAD per share)			$ 1.19
Granted (in CAD per share)			0
Exercised (in CAD per share)			0.67
Expired and forfeited (in CAD per share)			1.44
Ending balance (in CAD per share)	$ 1.21		$ 1.21		$ 1.19
Stock Options Additional Disclosures
Outstanding, Weighted average remaining contractual term (years)			7 years 3 days		6 years 7 months 24 days
Outstanding, Aggregate intrinsic value (CAD)	$ 511,916		$ 511,916		$ 290,074
Exercisable, Number of Options (in shares)	32,745,059		32,745,059
Exercisable, Weighted average exercise price (in CAD per share)	$ 0.72		$ 0.72
Exercisable, Weighted average remaining contractual term (years)			7 years 2 months 4 days
Exercisable, Aggregate intrinsic value (CAD)	$ 373,068		$ 373,068
Unvested, Number of Options (in shares)	14,221,444		14,221,444
Unvested, Weighted average exercise price (in CAD per share)	$ 2.35		$ 2.35
Unvested, Weighted average remaining contractual term (years)			5 years 3 months 14 days
Unvested, Aggregate intrinsic value (CAD)	$ 138,848		$ 138,848
Xanadu Class A Multiple Voting Shares
Number of Options
Ending balance (in shares)	3,261,109		3,261,109
Xanadu Class B Subordinate Voting Shares ("Earn-out Shares")
Number of Options
Ending balance (in shares)	43,705,394		43,705,394